Income Taxes - Summary of Reconciliation of Effective Tax Rate And Statutory Income Tax Rate (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Income Tax Disclosure [Abstract]
Loss before provision for income tax	¥ (192,927)	$ (26,430)	¥ (311,782)	¥ (177,872)
Income tax benefit computed at an applicable tax rate of 25%	(48,233)		(77,946)	(44,468)
Effect of non-deductible expenses	1,486		1,516	6,980
Effect of research and development expenses super deduction	(4,868)		(12,316)	(6,698)
Effect of preferential tax rate	3,683		16,326	28,615
Effect on tax rates in different tax jurisdictions	3,729		574	3,596
Change in valuation allowance	44,203		71,846	11,975
Income tax expense	¥ 0		¥ 0	¥ 0